Summary Information For Incentive Compensation Awards and Restricted Stock Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant-Date Fair Value, January 1, 2015	$ 101.61
Weighted-Average Grant-Date Fair Value, Awarded	108.53	$ 109.17	$ 99.23
Weighted-Average Grant-Date Fair Value, Distributed	99.14
Weighted-Average Grant-Date Fair Value, Forfeited	102.99
Weighted-Average Grant-Date Fair Value, December 31, 2015	$ 106.45	$ 101.61
Number of Awards, January 1, 2015	27,608
Number of Awards, Awarded	22,035
Number of Awards, Distributed	(11,751)
Number of Awards, Forfeited	(552)
Number of Awards, December 31, 2015	37,340	27,608
Restricted Stock - Service Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant-Date Fair Value, January 1, 2015	$ 105.62
Weighted-Average Grant-Date Fair Value, Awarded	154.26	$ 126.88	$ 108.24
Weighted-Average Grant-Date Fair Value, Distributed	77.27
Weighted-Average Grant-Date Fair Value, Forfeited	127.06
Weighted-Average Grant-Date Fair Value, December 31, 2015	$ 120.92	$ 105.62
Number of Awards, January 1, 2015	319,230
Number of Awards, Awarded	48,368
Number of Awards, Distributed	(75,411)
Number of Awards, Forfeited	(3,624)
Number of Awards, December 31, 2015	288,563	319,230
Restricted Stock - Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant-Date Fair Value, January 1, 2015	$ 129.14
Weighted-Average Grant-Date Fair Value, Awarded	108.53	$ 129.14
Weighted-Average Grant-Date Fair Value, December 31, 2015	$ 117.76	$ 129.14
Number of Awards, January 1, 2015	16,388
Number of Awards, Awarded	20,219
Number of Awards, December 31, 2015	36,607	16,388